Trade and Other Payables - Summary of Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Accounts payable for property, plant and equipment	₽ 3,650	₽ 3,164
Wages and salaries payable and other related obligations	3,378	3,538
Dividends payable, common shares	7	136
Dividends payable, preferred shares	3	80
Other	4,455	3,520
Total	₽ 11,493	₽ 10,438